UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01435
AMCAP Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Mariah L. Coria
6455 Irvine Center Drive
Irvine, California
92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
February 28 or 29
Date of reporting period:
February 28, 2026
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class A
| AMCPX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund

(the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	0.64%
Management's discussion of fund performance
The fund’s Class A shares gained 14.77% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class A (with sales charge) *	8.18%	8.18%	12.44%
AMCAP Fund — Class A (without sales charge) *	14.77%	9.47%	13.11%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio
holdings
by s
ecto
r
(percent of net assets)
Changes in and disagreements with
accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class C
| AMPCX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 150	1.40%
Management's discussion of fund performance
The fund’s Class C shares gained 13.89% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class C (with sales charge) *	12.89%	8.65%	12.42%
AMCAP Fund — Class C (without sales charge) *	13.89%	8.65%	12.42%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by se
ctor
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class T
| TAMCX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 43	0.40%
Management's discussion of fund performance
The fund’s Class T shares gained 15.04% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
AMCAP Fund — Class T (with sales charge) 2	12.16%	9.19%	12.24%
AMCAP Fund — Class T (without sales charge) 2	15.04%	9.74%	12.56%
S&P 500 Index 3	16.99%	14.19%	14.69%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class F-1
| AMPFX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 75	0.70%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 14.68% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class F-1 *	14.68%	9.41%	13.05%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class F-2
| AMCFX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund

(the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 47	0.44%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 14.97% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class F-2 *	14.97%	9.70%	13.35%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector

(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class F-3
| FMACX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 35	0.33%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 15.10% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
AMCAP Fund — Class F-3 2	15.10%	9.83%	12.56%
S&P 500 Index 3	16.99%	14.19%	14.75%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-A
| CAFAX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 73	0.68%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 14.70% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class 529-A (with sales charge) *	10.69%	8.65%	12.65%
AMCAP Fund — Class 529-A (without sales charge) *	14.70%	9.43%	13.06%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-C
| CAFCX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 155	1.45%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 13.85% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class 529-C (with sales charge) *	12.85%	8.59%	12.63%
AMCAP Fund — Class 529-C (without sales charge) *	13.85%	8.59%	12.63%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by
sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-E
| CAFEX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 99	0.92%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 14.41% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class 529-E *	14.41%	9.17%	12.79%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-T
| TACMX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 48	0.45%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 14.97% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
AMCAP Fund — Class 529-T (with sales charge) 2	12.08%	9.13%	12.18%
AMCAP Fund — Class 529-T (without sales charge) 2	14.97%	9.69%	12.50%
S&P 500 Index 3	16.99%	14.19%	14.69%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-F-1
| CAFFX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 55	0.51%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 14.89% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class 529-F-1 *	14.89%	9.62%	13.27%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-F-2
| FMMMX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypo
the
tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 46	0.43%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 14.97% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
AMCAP Fund — Class 529-F-2 2	14.97%	9.71%	12.53%
S&P 500 Index 3	16.99%	14.19%	16.67%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accoun
tan
ts
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-F-3
| FMCMX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last
yea
r?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 41	0.38%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 15.04% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
AMCAP Fund — Class 529-F-3 2	15.04%	9.77%	12.59%
S&P 500 Index 3	16.99%	14.19%	16.67%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with ac
count
ants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-1
| RAFAX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
fo
r the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 152	1.42%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 13.87% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-1 *	13.87%	8.64%	12.24%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with acco
unta
nts
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-2
| RAFBX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
yea
r?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 153	1.43%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 13.85% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-2 *	13.85%	8.63%	12.23%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accou
nta
nts
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-2E
| RAEBX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
ye
ar?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 122	1.14%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 14.16% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-2E *	14.16%	8.94%	12.57%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of
net
assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-3
| RAFCX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last ye
a
r?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 105	0.98%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 14.36% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-3 *	14.36%	9.12%	12.74%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tistic
s
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with acco
untan
ts
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-4
| RAFEX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(b
ased on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 73	0.68%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 14.70% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-4 *	14.70%	9.44%	13.08%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with ac
cou
ntants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-5E
| RAEFX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund c
osts f
or the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 52	0.48%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 14.93% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-5E *	14.93%	9.66%	13.31%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with ac
cou
ntants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-5
| RAFFX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypot
heti
cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 41	0.38%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 15.03% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-5 *	15.03%	9.77%	13.42%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with a
ccounta
nts
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-002-0426 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-6
| RAFGX
for the year ended February 28, 2026
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
yea
r?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 35	0.33%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 15.10% for the year ended February 28, 2026. That result compares with a 16.99% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities advanced during the period, rebounding from early 2025 volatility, driving the S&P 500 to record highs. Industrials, communication services and energy sectors led the gains, supported by resilient consumer spending and steady economic growth. Inflation showed signs of moderation, while softening in the labor market led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials and communication services sectors were also positive. The consumer staples, utilities, materials and energy sectors also posted double-digit returns, but had a less meaningful impact on portfolio returns due to low relative exposure.
Conversely, the financials and real estate sectors had negative results during the period. Holdings within health care also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-6 *	15.10%	9.83%	13.47%
S&P 500 Index †	16.99%	14.19%	15.50%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 94,028
Total number of portfolio holdings	145
Total advisory fees paid (in millions)	$ 269
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with acco
unt
ants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-002-0426 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Kenneth M. Simril, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
February 28, 2026	114,000	None	10,000	None
February 28, 2025	102,000	14,000	14,000	None
Adviser and Affiliates2
February 28, 2026	Not Applicable	None	None	None
February 28, 2025	Not Applicable	1,936,000	4,000	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
February 28, 2026	10,000
February 28, 2025	1,979,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

AMCAP Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended February 28, 2026
Lit. No. MFGEFP4-002-0426 © 2026 Capital Group. All rights reserved.

Investment portfolio February 28, 2026

Common stocks 95.92%	Shares	Value (000)
Information technology 32.27%
NVIDIA Corp.	32,403,102	$5,741,506
Broadcom, Inc.	16,854,089	5,385,724
Microsoft Corp.	13,305,781	5,225,712
Taiwan Semiconductor Manufacturing Co., Ltd.	43,383,983	2,763,877
Apple, Inc.	8,942,283	2,362,372
Applied Materials, Inc.	3,361,760	1,251,583
Fair Isaac Corp. (a)	860,560	1,212,839
Entegris, Inc.	6,910,804	915,336
Amphenol Corp., Class A	5,129,287	749,184
Salesforce, Inc.	3,136,653	610,989
Synopsys, Inc. (a)	1,347,058	557,682
Arista Networks, Inc. (a)	4,120,029	550,024
AppLovin Corp., Class A (a)	1,039,450	451,922
CrowdStrike Holdings, Inc., Class A (a)	1,006,495	374,396
Micron Technology, Inc.	816,260	336,601
Ciena Corp. (a)	942,194	328,543
ASML Holding NV	142,901	208,262
KLA Corp.	125,000	190,569
Shopify, Inc., Class A, subordinate voting shares (a)	1,550,013	187,133
Oracle Corp.	1,105,557	160,748
Lam Research Corp.	668,183	156,281
Lattice Semiconductor Corp. (a)	1,058,099	101,175
Advanced Micro Devices, Inc. (a)	494,592	99,022
Palo Alto Networks, Inc. (a)	600,787	89,469
Corning, Inc.	334,593	50,316
Texas Instruments, Inc.	223,329	47,370
Western Digital Corp.	166,899	46,682
Intuit, Inc.	109,586	44,824
Analog Devices, Inc.	108,616	38,644
Palantir Technologies, Inc., Class A (a)	264,267	36,255
Adobe, Inc. (a)	129,340	33,940
Autodesk, Inc. (a)	96,224	23,659
Stripe, LLC, Class B (a)(b)(c)	217,774	13,720
		30,346,359

Consumer discretionary 15.73%
Amazon.com, Inc. (a)	22,297,709	4,682,519
Viking Holdings, Ltd. (a)	17,941,208	1,399,773
MercadoLibre, Inc. (a)	771,340	1,355,692
Carvana Co., Class A (a)	3,977,747	1,329,204
TopBuild Corp. (a)(d)	2,376,303	1,065,296
Tesla, Inc. (a)	1,595,935	642,380
Royal Caribbean Cruises, Ltd.	1,973,613	613,715
NVR, Inc. (a)	79,357	596,589
Starbucks Corp.	4,408,506	432,122
Moncler SpA	6,239,105	430,827
TJX Cos., Inc. (The)	2,538,395	410,357
DoorDash, Inc., Class A (a)	1,716,704	302,947
CAVA Group, Inc. (a)	3,602,776	297,121
Flutter Entertainment PLC (a)	2,262,024	240,091
NIKE, Inc., Class B	3,711,595	230,787
Booking Holdings, Inc.	39,769	168,595
adidas AG	774,709	144,816
Hilton Worldwide Holdings, Inc.	461,054	143,747
Home Depot, Inc.	344,448	131,138
SharkNinja, Inc. (a)	734,083	90,197
Lowe’s Cos., Inc.	309,587	81,907
		14,789,820

1	AMCAP Fund

Common stocks (continued)	Shares	Value (000)
Industrials 13.42%
TransDigm Group, Inc.	1,762,870	$2,296,649
Uber Technologies, Inc. (a)	21,746,133	1,640,093
XPO, Inc. (a)(d)	6,041,495	1,271,553
General Electric Co.	3,362,651	1,150,901
Ingersoll-Rand, Inc.	10,532,144	991,496
Trane Technologies PLC	1,752,389	810,164
United Rentals, Inc.	801,851	673,555
Howmet Aerospace, Inc.	2,443,371	641,458
Ferguson Enterprises, Inc.	1,964,159	512,174
Carrier Global Corp.	7,727,970	497,681
Waste Management, Inc.	1,584,669	381,652
Northrop Grumman Corp.	500,000	362,190
RTX Corp.	1,519,050	307,790
ATI, Inc. (a)	1,233,860	201,847
UL Solutions, Inc., Class A	2,307,510	193,762
Copart, Inc. (a)	4,401,412	167,650
Caterpillar, Inc.	199,678	148,327
Rolls-Royce Holdings PLC	6,279,737	112,853
Honeywell International, Inc.	430,586	104,886
Deere & Co.	131,891	83,053
Automatic Data Processing, Inc.	241,672	51,805
Old Dominion Freight Line, Inc.	84,435	17,145
		12,618,684

Communication services 12.78%
Alphabet, Inc., Class A	14,909,869	4,648,301
Alphabet, Inc., Class C	4,165,082	1,297,131
Meta Platforms, Inc., Class A	5,763,884	3,736,035
Netflix, Inc. (a)	21,684,447	2,086,911
Spotify Technology SA (a)	481,040	247,707
		12,016,085

Health care 11.90%
Eli Lilly and Co.	4,189,527	4,407,340
Vertex Pharmaceuticals, Inc. (a)	4,621,267	2,295,984
Alnylam Pharmaceuticals, Inc. (a)	3,744,659	1,246,672
IDEXX Laboratories, Inc. (a)	732,861	481,292
Medline, Inc., Class A (a)	9,746,309	463,047
Thermo Fisher Scientific, Inc.	766,130	399,238
Danaher Corp.	1,706,530	359,463
Stryker Corp.	836,514	324,116
Insulet Corp. (a)	900,000	221,949
Abbott Laboratories	1,764,702	205,323
UnitedHealth Group, Inc.	579,164	169,851
West Pharmaceutical Services, Inc.	569,887	144,945
Amgen, Inc.	364,775	141,591
Intuitive Surgical, Inc. (a)	173,395	87,306
Regeneron Pharmaceuticals, Inc.	95,795	74,880
IQVIA Holdings, Inc. (a)	320,200	57,255
Zoetis, Inc., Class A	297,725	39,032
Boston Scientific Corp. (a)	476,572	36,625
Elevance Health, Inc.	111,527	35,689
		11,191,598

Financials 6.36%
Mastercard, Inc., Class A	3,541,721	1,831,814
Progressive Corp.	4,396,701	939,399
Affirm Holdings, Inc., Class A (a)	9,814,130	461,068
Visa, Inc., Class A	1,297,348	415,333
BlackRock, Inc.	324,357	344,866
KKR & Co., Inc.	3,596,009	315,298
Blackstone, Inc.	2,401,982	272,313
Apollo Asset Management, Inc.	2,227,575	233,004
Houlihan Lokey, Inc., Class A	1,242,134	203,424

AMCAP Fund	2

Common stocks (continued)	Shares	Value (000)
Financials (continued)
JPMorgan Chase & Co.	528,604	$158,740
Nu Holdings, Ltd., Class A (a)	10,000,000	149,800
Arthur J. Gallagher & Co.	552,201	126,012
PNC Financial Services Group, Inc.	535,759	113,768
Morgan Stanley	554,770	92,375
American Express Co.	291,824	90,145
Chubb, Ltd.	192,988	65,782
Marsh & McLennan Cos., Inc.	349,122	65,195
S&P Global, Inc.	141,591	62,566
Stifel Financial Corp.	309,991	22,955
Fiserv, Inc. (a)	347,185	21,626
		5,985,483

Consumer staples 1.51%
Philip Morris International, Inc.	3,596,469	671,928
Monster Beverage Corp. (a)	5,873,275	500,990
Costco Wholesale Corp.	117,748	119,019
FHU US Holdings, LLC (a)(b)(c)	22,440	100,001
Mondelez International, Inc., Class A	428,129	26,364
		1,418,302

Materials 1.23%
Linde PLC	1,235,004	627,481
Ecolab, Inc.	1,449,332	446,902
Sherwin-Williams Co.	199,779	72,438
Solstice Advanced Materials, Inc.	107,646	8,451
		1,155,272

Energy 0.32%
EOG Resources, Inc.	1,263,847	156,818
ConocoPhillips	660,426	74,932
SLB, Ltd.	1,397,319	71,738
		303,488

Real estate 0.32%
CoStar Group, Inc. (a)	4,117,051	183,744
Prologis, Inc. REIT	660,508	94,169
American Tower Corp. REIT	99,667	19,122
		297,035

Utilities 0.08%
NextEra Energy, Inc.	778,193	72,971
Total common stocks (cost: $49,572,747,000)		90,195,097
Preferred securities 0.27%
Information technology 0.27%
Databricks, Inc., Class L, preferred shares (a)(b)(c)	877,300	156,291
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(b)(c)	430,630	27,130
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(b)(c)	327,540	20,635
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(b)(c)	116,181	7,319
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(b)(c)	86,605	5,456
Genesys Cloud Services Topco, LLC, preferred shares (b)	11,004,799	34,995
Total preferred securities (cost: $249,498,000)		251,826

3	AMCAP Fund

Rights & warrants 0.00%	Shares	Value (000)
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	34,745	$— (e)
Total rights & warrants (cost: $0)		— (e)
Short-term securities 3.67%
Money market investments 3.67%
Capital Group Central Cash Fund 3.65% (d)(f)	34,479,305	3,447,931
Total short-term securities (cost: $3,447,664,000)		3,447,931
Total investment securities 99.86% (cost: $53,269,909,000)		93,894,854
Other assets less liabilities 0.14%		132,858
Net assets 100.00%		$94,027,712
Investments in affiliates (d)

	Value at 3/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Common stocks 2.48%
Consumer discretionary 1.13%
TopBuild Corp. (a)	$730,202	$—	$2,138	$1,719	$335,513	$1,065,296	$—
Caesars Entertainment, Inc. (a)(g)	466,467	251,853	573,560	(338,521)	193,761	—	—
						1,065,296
Industrials 1.35%
XPO, Inc. (a)	467,454	486,620	234,116	107,892	443,703	1,271,553	—
Total common stocks						2,336,849
Short-term securities 3.67%
Money market investments 3.67%
Capital Group Central Cash Fund 3.65% (f)	2,378,148	13,249,715	12,179,368	(453)	(111)	3,447,931	109,943
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.65% (f)	64		64 (h)			—	— (i)
Total short-term securities						3,447,931
Total 6.15%				$(229,363)	$972,866	$5,784,780	$109,943
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Databricks, Inc., Class L, preferred shares (a)(b)	12/16/2025	$166,687	$156,291	0.16%
FHU US Holdings, LLC (a)(b)	10/14/2025	100,001	100,001	0.11
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(b)	9/29/2023	9,682	27,130	0.03
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(b)	8/24/2023	7,055	20,635	0.02
Stripe, LLC, Class B (a)(b)	5/6/2021-8/24/2023	8,431	13,720	0.01
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(b)	8/24/2023	2,502	7,319	0.01
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(b)	3/15/2021	3,475	5,456	0.01
Total		$297,833	$330,552	0.35%

AMCAP Fund	4

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Amount less than one thousand.
(f)	Rate represents the seven-day yield at 2/28/2026.
(g)	Affiliated issuer during the reporting period but no longer held at 2/28/2026.
(h)	Represents net activity. Refer to Note 5 for more information on securities lending.
(i)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	AMCAP Fund

Financial statements
Statement of assets and liabilities at February 28, 2026

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $48,831,782)	$88,110,074
Affiliated issuers (cost: $4,438,127)	5,784,780	$93,894,854
Cash		5,562
Receivables for:
Sales of investments	13,097
Sales of fund’s shares	222,548
Dividends	39,469
Securities lending income	— *
Other	125	275,239
		94,175,655
Liabilities:
Payables for:
Purchases of investments	64,825
Repurchases of fund’s shares	43,228
Investment advisory services	21,038
Services provided by related parties	14,573
Trustees’ deferred compensation	3,827
Other	452	147,943
Net assets at February 28, 2026		$94,027,712
Net assets consist of:
Capital paid in on shares of beneficial interest		$46,926,507
Total distributable earnings (accumulated loss)		47,101,205
Net assets at February 28, 2026		$94,027,712

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,067,575 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$41,832,288	926,181	$45.17
Class C	585,555	16,885	34.68
Class T	16	— *	45.58
Class F-1	838,270	18,837	44.50
Class F-2	10,732,944	233,317	46.00
Class F-3	6,185,121	135,108	45.78
Class 529-A	2,794,138	63,116	44.27
Class 529-C	50,369	1,445	34.86
Class 529-E	83,529	1,990	41.98
Class 529-T	28	1	45.48
Class 529-F-1	18	— *	45.07
Class 529-F-2	351,724	7,750	45.38
Class 529-F-3	19	— *	45.41
Class R-1	51,091	1,405	36.36
Class R-2	546,773	15,050	36.33
Class R-2E	64,343	1,486	43.31
Class R-3	820,739	19,406	42.29
Class R-4	606,495	13,625	44.51
Class R-5E	157,924	3,471	45.50
Class R-5	242,637	5,199	46.67
Class R-6	28,083,691	603,303	46.55
*
Amount less than one thousand.
Refer to the notes to financial statements.

AMCAP Fund	6

Financial statements (continued)
Statement of operations for the year ended February 28, 2026

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $7,158; also includes $109,943 from affiliates)	$677,412
Interest from unaffiliated issuers	1,225
Securities lending income (net of fees)	1,074	$679,711
Fees and expenses*:
Investment advisory services	269,072
Distribution services	127,917
Transfer agent services	50,553
Administrative services	27,650
529 plan services	1,700
Reports to shareholders	1,510
Registration statement and prospectus	2,955
Trustees’ compensation	854
Auditing and legal	217
Custodian	979
Other	174	483,581
Net investment income		196,130
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	11,281,902
Affiliated issuers	(229,363)
In-kind redemptions	156,826
Currency transactions	7,010	11,216,375
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	482,045
Affiliated issuers	972,866
Currency translations	115	1,455,026
Net realized gain (loss) and unrealized appreciation (depreciation)		12,671,401
Net increase (decrease) in net assets resulting from operations		$12,867,531
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended February 28,
	2026	2025

Operations:
Net investment income	$196,130	$296,635
Net realized gain (loss)	11,216,375	9,322,573
Net unrealized appreciation (depreciation)	1,455,026	1,216,263
Net increase (decrease) in net assets resulting from operations	12,867,531	10,835,471
Distributions paid to shareholders	(8,086,915)	(7,017,793)
Net capital share transactions	622,975	(524,518)
Total increase (decrease) in net assets	5,403,591	3,293,160
Net assets:
Beginning of year	88,624,121	85,330,961
End of year	$94,027,712	$88,624,121
Refer to the notes to financial statements.

7	AMCAP Fund

Notes to financial statements
1. Organization

AMCAP Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

AMCAP Fund	8

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. During the year ended February 28, 2026,  the fund delivered $237,472,000 of investment securities in connection with in-kind redemptions. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

9	AMCAP Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of February 28, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$27,568,762	$2,763,877	$13,720	$30,346,359
Consumer discretionary	14,789,820	—	—	14,789,820
Industrials	12,618,684	—	—	12,618,684
Communication services	12,016,085	—	—	12,016,085
Health care	11,191,598	—	—	11,191,598
Financials	5,985,483	—	—	5,985,483
Consumer staples	1,318,301	—	100,001	1,418,302
Materials	1,155,272	—	—	1,155,272
Energy	303,488	—	—	303,488
Real estate	297,035	—	—	297,035
Utilities	72,971	—	—	72,971
Preferred securities	—	—	251,826	251,826
Rights & warrants	—	—	— *	— *
Short-term securities	3,447,931	—	—	3,447,931
Total	$90,765,430	$2,763,877	$365,547	$93,894,854
*
Amount less than one thousand.

AMCAP Fund	10

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

11	AMCAP Fund

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of February 28, 2026, the fund did not have any securities out on loan.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended February 28, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

AMCAP Fund	12

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended February 28, 2026, the fund reclassified $436,837,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of February 28, 2026, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed long-term capital gains	$6,918,398
Post-October capital loss deferral*	(393,986)
Gross unrealized appreciation on investments	41,482,307
Gross unrealized depreciation on investments	(901,813)
Net unrealized appreciation (depreciation) on investments	40,580,494
Cost of investments	53,314,360
*
This deferral is considered incurred in the subsequent year.
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended February 28, 2026			Year ended February 28, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$12	$3,656,986	$3,656,998	$149,005	$3,026,731	$3,175,736
Class C	—	68,881	68,881	—	64,492	64,492
Class T	—	1	1	— †	1	1
Class F-1	—	75,473	75,473	2,770	65,809	68,579
Class F-2	2	888,890	888,892	51,669	708,409	760,078
Class F-3	—	522,687	522,687	35,937	422,926	458,863
Class 529-A	3	248,712	248,715	9,384	203,464	212,848
Class 529-C	—	5,699	5,699	—	5,306	5,306
Class 529-E	—	7,998	7,998	137	6,779	6,916
Class 529-T	—	2	2	— †	2	2
Class 529-F-1	—	2	2	— †	1	1
Class 529-F-2	— †	29,517	29,517	1,658	22,418	24,076
Class 529-F-3	—	2	2	— †	1	1
Class R-1	—	5,751	5,751	—	4,906	4,906
Class R-2	—	67,051	67,051	—	61,835	61,835
Class R-2E	—	7,328	7,328	7	6,973	6,980
Class R-3	— †	83,717	83,717	1,265	76,457	77,722
Class R-4	—	60,156	60,156	2,519	55,397	57,916
Class R-5E	— †	15,710	15,710	1,013	14,444	15,457
Class R-5	—	21,296	21,296	1,483	19,360	20,843
Class R-6	—	2,321,039	2,321,039	156,099	1,839,136	1,995,235
Total	$17	$8,086,898	$8,086,915	$412,946	$6,604,847	$7,017,793
†
Amount less than one thousand.

13	AMCAP Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.274% on such assets in excess of $89 billion. For the year ended February 28, 2026, the investment advisory services fees were $269,072,000, which were equivalent to an annualized rate of 0.292% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

AMCAP Fund	14

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended February 28, 2026, the 529 plan services fees were $1,700,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.
For the year ended February 28, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$100,380	$30,187	$12,452	Not applicable
Class C	6,189	453	187	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	2,086	1,093	254	Not applicable
Class F-2	Not applicable	11,559	3,067	Not applicable
Class F-3	Not applicable	41	1,794	Not applicable
Class 529-A	6,283	1,883	830	$1,453
Class 529-C	519	36	16	27
Class 529-E	424	34	26	45
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	170	100	175
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	536	48	16	Not applicable
Class R-2	4,747	2,235	190	Not applicable
Class R-2E	493	171	25	Not applicable
Class R-3	4,558	1,372	273	Not applicable
Class R-4	1,702	674	204	Not applicable
Class R-5E	Not applicable	286	56	Not applicable
Class R-5	Not applicable	132	75	Not applicable
Class R-6	Not applicable	179	8,085	Not applicable

Total class-specific expenses	$127,917	$50,553	$27,650	$1,700
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $854,000 in the fund’s statement of operations reflects $280,000 in current fees (either paid in cash or deferred) and a net increase of $574,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

15	AMCAP Fund

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended February 28, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $5,605,776,000 and $5,356,131,000, respectively, which generated $1,892,349,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended February 28, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended February 28, 2026
Class A	$1,394,916	31,570	$3,594,783	81,203	$(5,501,544)	(123,508)	$(511,845)	(10,735)
Class C	54,896	1,586	68,702	2,003	(206,848)	(5,967)	(83,250)	(2,378)
Class T	—	—	—	—	—	—	—	—
Class F-1	16,744	380	74,778	1,714	(138,262)	(3,152)	(46,740)	(1,058)
Class F-2	1,767,024	38,970	862,627	19,146	(1,999,166)	(44,205)	630,485	13,911
Class F-3	849,653	18,879	518,239	11,567	(1,164,954)	(25,786)	202,938	4,660
Class 529-A	187,036	4,277	248,638	5,727	(442,526)	(10,047)	(6,852)	(43)
Class 529-C	12,218	349	5,696	165	(22,646)	(645)	(4,732)	(131)
Class 529-E	5,560	132	7,998	194	(17,216)	(407)	(3,658)	(81)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	53,878	1,197	29,505	663	(58,736)	(1,300)	24,647	560
Class 529-F-3	—	—	2	— †	—	—	2	— †
Class R-1	4,808	134	5,749	160	(13,715)	(375)	(3,158)	(81)
Class R-2	84,626	2,358	67,015	1,871	(305,692)	(8,233)	(154,051)	(4,004)
Class R-2E	20,285	473	7,328	173	(59,338)	(1,344)	(31,725)	(698)
Class R-3	132,549	3,205	83,662	2,018	(400,491)	(9,373)	(184,280)	(4,150)
Class R-4	72,770	1,681	60,150	1,382	(280,486)	(6,276)	(147,566)	(3,213)
Class R-5E	40,571	913	15,708	354	(113,744)	(2,467)	(57,465)	(1,200)
Class R-5	19,055	419	21,273	467	(70,829)	(1,544)	(30,501)	(658)
Class R-6	2,625,998	58,260	2,307,082	50,686	(3,902,357)	(84,225)	1,030,723	24,721
Total net increase (decrease)	$7,342,587	164,783	$7,978,938	179,493	$(14,698,550)	(328,854)	$622,975	15,422
Refer to the end of the table(s) for footnote(s).

AMCAP Fund	16

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended February 28, 2025
Class A	$1,626,692	37,739	$3,123,274	71,191	$(4,936,725)	(114,245)	$(186,759)	(5,315)
Class C	66,926	1,934	64,330	1,841	(243,488)	(7,033)	(112,232)	(3,258)
Class T	—	—	—	—	—	—	—	—
Class F-1	15,619	369	67,950	1,569	(150,028)	(3,513)	(66,459)	(1,575)
Class F-2	1,626,031	37,207	736,079	16,533	(2,546,355)	(58,388)	(184,245)	(4,648)
Class F-3	843,945	19,372	455,386	10,283	(1,336,746)	(30,710)	(37,415)	(1,055)
Class 529-A	205,731	4,850	212,780	4,937	(403,532)	(9,521)	14,979	266
Class 529-C	11,631	334	5,306	151	(27,692)	(794)	(10,755)	(309)
Class 529-E	6,727	166	6,896	168	(17,530)	(426)	(3,907)	(92)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	52,859	1,221	24,057	547	(47,821)	(1,105)	29,095	663
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	4,456	124	4,905	135	(21,282)	(593)	(11,921)	(334)
Class R-2	107,197	2,974	61,810	1,697	(180,008)	(4,992)	(11,001)	(321)
Class R-2E	18,342	440	6,980	164	(21,829)	(526)	3,493	78
Class R-3	159,160	3,897	77,612	1,871	(258,124)	(6,326)	(21,352)	(558)
Class R-4	85,835	2,019	57,859	1,336	(193,355)	(4,540)	(49,661)	(1,185)
Class R-5E	53,293	1,234	15,455	351	(46,765)	(1,077)	21,983	508
Class R-5	36,641	820	20,831	462	(88,080)	(1,996)	(30,608)	(714)
Class R-6	1,587,009	36,441	1,984,095	44,132	(3,438,861)	(77,836)	132,243	2,737
Total net increase (decrease)	$6,508,094	151,141	$6,925,609	157,368	$(13,958,221)	(323,621)	$(524,518)	(15,112)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $31,992,846,000 and $39,631,039,000, respectively, during the year ended February 28, 2026.

17	AMCAP Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets

Class A:
2/28/2026	$43.01	$.04	$6.14	$6.18	$—	$(4.02)	$(4.02)	$45.17	14.77%	$41,832	.64%	.09%
2/28/2025	41.15	.09	5.27	5.36	(.17 )	(3.33)	(3.50)	43.01	12.97	40,301.65		.22
2/29/2024	31.97	.13	10.30	10.43	(.22 )	(1.03)	(1.25)	41.15	33.03	38,775.67		.37
2/28/2023	39.42	.10	(5.28)	(5.18)	—	(2.27)	(2.27)	31.97	(12.71)	31,169.67		.32
2/28/2022	40.16	.02	1.94	1.96	—	(2.70)	(2.70)	39.42	4.42	38,536.65		.05
Class C:
2/28/2026	34.12	(.23 )	4.81	4.58	—	(4.02)	(4.02)	34.68	13.89	586	1.40	(.65 )
2/28/2025	33.38	(.18 )	4.25	4.07	—	(3.33)	(3.33)	34.12	12.14	657	1.40	(.53 )
2/29/2024	26.13	(.11 )	8.39	8.28	—	(1.03)	(1.03)	33.38	32.07	752	1.42	(.38 )
2/28/2023	32.96	(.12 )	(4.44)	(4.56)	—	(2.27)	(2.27)	26.13	(13.36)	728	1.42	(.44 )
2/28/2022	34.23	(.26 )	1.69	1.43	—	(2.70)	(2.70)	32.96	3.61	1,085	1.40	(.70 )
Class T:
2/28/2026	43.27	.15	6.18	6.33	—	(4.02)	(4.02)	45.58	15.04 [4]	— [5]	.40 [4]	.33 [4]
2/28/2025	41.36	.20	5.30	5.50	(.26 )	(3.33)	(3.59)	43.27	13.25 [4]	— [5]	.40 [4]	.47 [4]
2/29/2024	32.18	.23	10.37	10.60	(.39 )	(1.03)	(1.42)	41.36	33.44 [4]	— [5]	.40 [4]	.65 [4]
2/28/2023	39.57	.19	(5.31)	(5.12)	—	(2.27)	(2.27)	32.18	(12.50)[4]	— [5]	.41 [4]	.58 [4]
2/28/2022	40.22	.12	1.93	2.05	—	(2.70)	(2.70)	39.57	4.65 [4]	— [5]	.42 [4]	.28 [4]
Class F-1:
2/28/2026	42.46	.02	6.04	6.06	—	(4.02)	(4.02)	44.50	14.68	838.70		.04
2/28/2025	40.66	.07	5.20	5.27	(.14 )	(3.33)	(3.47)	42.46	12.93	845.70		.17
2/29/2024	31.58	.12	10.17	10.29	(.18 )	(1.03)	(1.21)	40.66	32.99	873.71		.33
2/28/2023	38.99	.09	(5.23)	(5.14)	—	(2.27)	(2.27)	31.58	(12.74)	765.71		.28
2/28/2022	39.78	— [6]	1.91	1.91	—	(2.70)	(2.70)	38.99	4.34	1,017.70		(.01 )
Class F-2:
2/28/2026	43.66	.13	6.23	6.36	—	(4.02)	(4.02)	46.00	14.97	10,733.44		.29
2/28/2025	41.70	.19	5.34	5.53	(.24 )	(3.33)	(3.57)	43.66	13.23	9,579.44		.43
2/29/2024	32.43	.22	10.44	10.66	(.36 )	(1.03)	(1.39)	41.70	33.35	9,344.44		.60
2/28/2023	39.86	.18	(5.34)	(5.16)	—	(2.27)	(2.27)	32.43	(12.51)	7,613.44		.54
2/28/2022	40.51	.11	1.94	2.05	—	(2.70)	(2.70)	39.86	4.61	9,685.44		.26
Class F-3:
2/28/2026	43.42	.18	6.20	6.38	—	(4.02)	(4.02)	45.78	15.10	6,185.33		.41
2/28/2025	41.48	.23	5.32	5.55	(.28 )	(3.33)	(3.61)	43.42	13.35	5,664.33		.54
2/29/2024	32.29	.26	10.39	10.65	(.43 )	(1.03)	(1.46)	41.48	33.51	5,455.33		.71
2/28/2023	39.66	.22	(5.32)	(5.10)	—	(2.27)	(2.27)	32.29	(12.42)	4,489.33		.66
2/28/2022	40.27	.16	1.93	2.09	—	(2.70)	(2.70)	39.66	4.74	5,290.33		.37
Class 529-A:
2/28/2026	42.25	.03	6.01	6.04	—	(4.02)	(4.02)	44.27	14.70	2,794.68		.06
2/28/2025	40.48	.08	5.17	5.25	(.15 )	(3.33)	(3.48)	42.25	12.94	2,668.68		.19
2/29/2024	31.45	.12	10.14	10.26	(.20 )	(1.03)	(1.23)	40.48	33.03	2,546.71		.34
2/28/2023	38.84	.09	(5.21)	(5.12)	—	(2.27)	(2.27)	31.45	(12.75)	2,064.71		.28
2/28/2022	39.63	.01	1.90	1.91	—	(2.70)	(2.70)	38.84	4.36	2,503.68		.02
Refer to the end of the table(s) for footnote(s).

AMCAP Fund	18

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class 529-C:
2/28/2026	$34.29	$(.25 )	$4.84	$4.59	$—	$(4.02)	$(4.02)	$34.86	13.85%	$50	1.45%	(.71 )%
2/28/2025	33.55	(.20 )	4.27	4.07	—	(3.33)	(3.33)	34.29	12.07	54	1.44	(.57 )
2/29/2024	26.27	(.13 )	8.44	8.31	—	(1.03)	(1.03)	33.55	32.01	63	1.48	(.43 )
2/28/2023	33.15	(.13 )	(4.48)	(4.61)	—	(2.27)	(2.27)	26.27	(13.44)	62	1.48	(.50 )
2/28/2022	34.43	(.28 )	1.70	1.42	—	(2.70)	(2.70)	33.15	3.56	90	1.45	(.75 )
Class 529-E:
2/28/2026	40.35	(.08 )	5.73	5.65	—	(4.02)	(4.02)	41.98	14.41	84.92		(.18 )
2/28/2025	38.81	(.02 )	4.96	4.94	(.07 )	(3.33)	(3.40)	40.35	12.69	83.92		(.04 )
2/29/2024	30.16	.04	9.71	9.75	(.07 )	(1.03)	(1.10)	38.81	32.68	84.94		.11
2/28/2023	37.44	.02	(5.03)	(5.01)	—	(2.27)	(2.27)	30.16	(12.94)	70.93		.05
2/28/2022	38.37	(.09 )	1.86	1.77	—	(2.70)	(2.70)	37.44	4.12	86.92		(.22 )
Class 529-T:
2/28/2026	43.21	.13	6.16	6.29	—	(4.02)	(4.02)	45.48	14.97 [4]	— [5]	.45 [4]	.29 [4]
2/28/2025	41.31	.18	5.29	5.47	(.24 )	(3.33)	(3.57)	43.21	13.19 [4]	— [5]	.46 [4]	.41 [4]
2/29/2024	32.14	.21	10.34	10.55	(.35 )	(1.03)	(1.38)	41.31	33.31 [4]	— [5]	.47 [4]	.58 [4]
2/28/2023	39.53	.17	(5.29)	(5.12)	—	(2.27)	(2.27)	32.14	(12.51)[4]	— [5]	.46 [4]	.53 [4]
2/28/2022	40.21	.10	1.92	2.02	—	(2.70)	(2.70)	39.53	4.60 [4]	— [5]	.47 [4]	.23 [4]
Class 529-F-1:
2/28/2026	42.87	.10	6.12	6.22	—	(4.02)	(4.02)	45.07	14.89 [4]	— [5]	.51 [4]	.23 [4]
2/28/2025	41.02	.15	5.25	5.40	(.22 )	(3.33)	(3.55)	42.87	13.15 [4]	— [5]	.51 [4]	.36 [4]
2/29/2024	31.90	.18	10.28	10.46	(.31 )	(1.03)	(1.34)	41.02	33.25 [4]	— [5]	.53 [4]	.51 [4]
2/28/2023	39.29	.15	(5.27)	(5.12)	—	(2.27)	(2.27)	31.90	(12.59)[4]	— [5]	.53 [4]	.46 [4]
2/28/2022	39.99	.08	1.92	2.00	—	(2.70)	(2.70)	39.29	4.55 [4]	— [5]	.51 [4]	.18 [4]
Class 529-F-2:
2/28/2026	43.12	.13	6.15	6.28	—	(4.02)	(4.02)	45.38	14.97	352.43		.30
2/28/2025	41.22	.19	5.29	5.48	(.25 )	(3.33)	(3.58)	43.12	13.25	310.44		.43
2/29/2024	32.08	.22	10.32	10.54	(.37 )	(1.03)	(1.40)	41.22	33.35	269.44		.61
2/28/2023	39.46	.18	(5.29)	(5.11)	—	(2.27)	(2.27)	32.08	(12.51)	197.43		.56
2/28/2022	40.13	.11	1.92	2.03	—	(2.70)	(2.70)	39.46	4.61	217.45		.25
Class 529-F-3:
2/28/2026	43.12	.16	6.15	6.31	—	(4.02)	(4.02)	45.41	15.04	— [5]	.38	.35
2/28/2025	41.22	.21	5.29	5.50	(.27 )	(3.33)	(3.60)	43.12	13.30	— [5]	.38	.49
2/29/2024	32.08	.23	10.33	10.56	(.39 )	(1.03)	(1.42)	41.22	33.43	— [5]	.39	.65
2/28/2023	39.45	.19	(5.29)	(5.10)	—	(2.27)	(2.27)	32.08	(12.48)	— [5]	.40	.59
2/28/2022	40.09	.13	1.93	2.06	—	(2.70)	(2.70)	39.45	4.69	— [5]	.38	.31
Class R-1:
2/28/2026	35.60	(.25 )	5.03	4.78	—	(4.02)	(4.02)	36.36	13.87	51	1.42	(.68 )
2/28/2025	34.71	(.20 )	4.42	4.22	—	(3.33)	(3.33)	35.60	12.10	53	1.42	(.54 )
2/29/2024	27.14	(.11 )	8.71	8.60	—	(1.03)	(1.03)	34.71	32.06	63	1.42	(.38 )
2/28/2023	34.13	(.12 )	(4.60)	(4.72)	—	(2.27)	(2.27)	27.14	(13.37)	55	1.42	(.44 )
2/28/2022	35.36	(.27 )	1.74	1.47	—	(2.70)	(2.70)	34.13	3.61	67	1.42	(.72 )
Refer to the end of the table(s) for footnote(s).

19	AMCAP Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-2:
2/28/2026	$35.58	$(.24 )	$5.01	$4.77	$—	$(4.02)	$(4.02)	$36.33	13.85%	$547	1.43%	(.65 )%
2/28/2025	34.69	(.20 )	4.42	4.22	—	(3.33)	(3.33)	35.58	12.11	678	1.42	(.55 )
2/29/2024	27.13	(.11 )	8.70	8.59	—	(1.03)	(1.03)	34.69	32.03	672	1.42	(.38 )
2/28/2023	34.12	(.12 )	(4.60)	(4.72)	—	(2.27)	(2.27)	27.13	(13.37)	549	1.43	(.45 )
2/28/2022	35.35	(.28 )	1.75	1.47	—	(2.70)	(2.70)	34.12	3.62	661	1.43	(.73 )
Class R-2E:
2/28/2026	41.60	(.14 )	5.87	5.73	—	(4.02)	(4.02)	43.31	14.16	64	1.14	(.32 )
2/28/2025	39.95	(.11 )	5.09	4.98	— [6]	(3.33)	(3.33)	41.60	12.43	91	1.13	(.27 )
2/29/2024	31.02	(.03 )	9.99	9.96	— [6]	(1.03)	(1.03)	39.95	32.44	84	1.13	(.09 )
2/28/2023	38.50	(.05 )	(5.16)	(5.21)	—	(2.27)	(2.27)	31.02	(13.11)	61	1.14	(.15 )
2/28/2022	39.47	(.18 )	1.91	1.73	—	(2.70)	(2.70)	38.50	3.90	75	1.13	(.43 )
Class R-3:
2/28/2026	40.64	(.09 )	5.76	5.67	—	(4.02)	(4.02)	42.29	14.36	821.98		(.20 )
2/28/2025	39.08	(.04 )	4.99	4.95	(.06 )	(3.33)	(3.39)	40.64	12.62	957.98		(.11 )
2/29/2024	30.35	.02	9.78	9.80	(.04 )	(1.03)	(1.07)	39.08	32.64	942.98		.07
2/28/2023	37.68	— [6]	(5.06)	(5.06)	—	(2.27)	(2.27)	30.35	(12.99)	767.98		— [7]
2/28/2022	38.62	(.12 )	1.88	1.76	—	(2.70)	(2.70)	37.68	4.07	960.98		(.28 )
Class R-4:
2/28/2026	42.46	.04	6.03	6.07	—	(4.02)	(4.02)	44.51	14.70	606.68		.09
2/28/2025	40.66	.08	5.20	5.28	(.15 )	(3.33)	(3.48)	42.46	12.95	715.68		.20
2/29/2024	31.59	.13	10.18	10.31	(.21 )	(1.03)	(1.24)	40.66	33.04	733.68		.36
2/28/2023	38.99	.10	(5.23)	(5.13)	—	(2.27)	(2.27)	31.59	(12.72)	612.68		.30
2/28/2022	39.77	.01	1.91	1.92	—	(2.70)	(2.70)	38.99	4.37	803.68		.02
Class R-5E:
2/28/2026	43.24	.15	6.13	6.28	—	(4.02)	(4.02)	45.50	14.93	158.48		.32
2/28/2025	41.34	.17	5.29	5.46	(.23 )	(3.33)	(3.56)	43.24	13.17	202.48		.39
2/29/2024	32.15	.20	10.35	10.55	(.33 )	(1.03)	(1.36)	41.34	33.31	172.48		.55
2/28/2023	39.56	.17	(5.31)	(5.14)	—	(2.27)	(2.27)	32.15	(12.55)	153.48		.51
2/28/2022	40.23	.10	1.93	2.03	—	(2.70)	(2.70)	39.56	4.60	154.48		.22
Class R-5:
2/28/2026	44.21	.17	6.31	6.48	—	(4.02)	(4.02)	46.67	15.03	243.38		.37
2/28/2025	42.19	.22	5.39	5.61	(.26 )	(3.33)	(3.59)	44.21	13.29	259.38		.50
2/29/2024	32.80	.24	10.57	10.81	(.39 )	(1.03)	(1.42)	42.19	33.47	277.38		.66
2/28/2023	40.27	.20	(5.40)	(5.20)	—	(2.27)	(2.27)	32.80	(12.48)	249.38		.60
2/28/2022	40.87	.14	1.96	2.10	—	(2.70)	(2.70)	40.27	4.70	344.38		.32
Class R-6:
2/28/2026	44.09	.19	6.29	6.48	—	(4.02)	(4.02)	46.55	15.10	28,084.33		.41
2/28/2025	42.07	.24	5.39	5.63	(.28 )	(3.33)	(3.61)	44.09	13.36	25,508.33		.54
2/29/2024	32.73	.26	10.54	10.80	(.43 )	(1.03)	(1.46)	42.07	33.52	24,227.33		.71
2/28/2023	40.17	.22	(5.39)	(5.17)	—	(2.27)	(2.27)	32.73	(12.43)	19,078.33		.66
2/28/2022	40.76	.16	1.95	2.11	—	(2.70)	(2.70)	40.17	4.74	19,945.33		.37
Refer to the end of the table(s) for footnote(s).

AMCAP Fund	20

Financial highlights (continued)

	Year ended February 28 or 29,
	2026[9]	2025	2024	2023	2022
Portfolio turnover rate for all share classes[8]	36%	36%	27%	31%	28%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[5]	Amount less than $1 million.
[6]	Amount less than $0.01.
[7]	Amount less than .01%.
[8]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[9]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

21	AMCAP Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of AMCAP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of AMCAP Fund (the “Fund”) as of February 28, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year then ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Fund as of and for the year ended February 28, 2025 and the financial highlights for each of the periods ended on or prior to February 28, 2025 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated April 10, 2025 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian, transfer agent and brokers. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 13, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

AMCAP Fund	22

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended February 28, 2026:
Long-term capital gains	$8,236,013,000
U.S. government income that may be exempt from state taxation	$21,280,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their tax advisors.

23

Changes in and disagreements with accountants

On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended February 29, 2024 and February 28, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended August 31, 2025.
During the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

AMCAP Fund	24

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
2,105,544,385
Total shares voting on November 25, 2025:
1,805,807,513 (85.8% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Noriko Honda Chen	1,771,341,091	98.1%	34,466,422	1.9%
Mathews Cherian	1,771,991,702	98.1%	33,815,811	1.9%
John G. Freund	1,769,953,927	98.0%	35,853,586	2.0%
Pablo R. González Guajardo	1,629,235,741	90.2%	176,571,772	9.8%
Pedro J. Greer, Jr.	1,771,518,367	98.1%	34,289,146	1.9%
Merit E. Janow	1,770,753,940	98.1%	35,053,573	1.9%
William D. Jones	1,771,018,083	98.1%	34,789,430	1.9%
Earl Lewis, Jr.	1,771,346,632	98.1%	34,460,881	1.9%
Kenneth M. Simril	1,771,815,233	98.1%	33,992,280	1.9%
Christopher E. Stone	1,771,488,144	98.1%	34,319,369	1.9%
Kathy J. Williams	1,772,538,015	98.2%	33,269,498	1.8%
Amy Zegart	1,774,044,379	98.2%	31,763,134	1.8%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

25	AMCAP Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2027. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

AMCAP Fund	26

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates.  The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

27	AMCAP Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

D&T’s reports on the fund’s financial statements as of and for the fiscal years ended February 29, 2024 and February 28, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended August 31, 2025.

During the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: April 30, 2026

By   /s/ Mariah L. Coria

Mariah L. Coria, Treasurer and

Principal Financial Officer

Date: April 30, 2026